Research And Development, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Research and Development Expense [Abstract]
Total expenses	$ 599,567	$ 544,140	$ 502,654
Less - grants and participations	(82,425)	(77,738)	(78,234)
Research and development, net	$ 517,142	$ 466,402	$ 424,420